Cash and cash equivalents - Presented in currency (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents in currencies
Cash and cash equivalents	¥ 1,947,922	¥ 1,379,473	¥ 1,907,776	¥ 1,399,370
USD
Cash and cash equivalents in currencies
Cash and cash equivalents	1,660,598	771,502
RMB
Cash and cash equivalents in currencies
Cash and cash equivalents	261,181	379,629
HKD
Cash and cash equivalents in currencies
Cash and cash equivalents	1,347	210,492
SGD
Cash and cash equivalents in currencies
Cash and cash equivalents	17,180	5,796
IDR
Cash and cash equivalents in currencies
Cash and cash equivalents	508	941
MYR
Cash and cash equivalents in currencies
Cash and cash equivalents	1,059	4
PHP
Cash and cash equivalents in currencies
Cash and cash equivalents	¥ 6,049	¥ 11,109